EQUIPMENT (Tables)	9 Months Ended
Sep. 30, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT

	Computer Equipment	Furniture and Equipment	Leasehold Improvements	Vehicles	Total
Cost
Balance at December 31, 2022	$95,662	$834,453	$-	$36,033	$966,148
Additions	58,611	320,943	86,530	24,310	490,394
Disposals	(21,000)	(115,204)	-	-	(136,204)
Balance at December 31, 2023	133,273	1,040,192	86,530	60,343	1,320,338
Additions	6,876	63,792	2,359	-	73,027
Disposals	(9,821)	(172,611)	-	-	(182,432)
Balance at September 30, 2024	$130,328	$931,373	$88,889	$60,343	$1,210,933

Accumulated depreciation
Balance at December 31, 2022	$41,998	$502,790	$-	$16,669	$561,457
Charge for the year	22,762	112,361	6,790	12,497	154,410
Disposals	(6,582)	(69,748)	-	-	(76,330)
Balance at December 31, 2023	58,178	545,403	6,790	29,166	639,537
Charge for the period	29,643	107,486	13,374	7,015	157,518
Disposals	(3,383)	(97,679)	-	-	(101,062)
Balance at September 30, 2024	$84,438	$555,210	$20,164	$36,181	$695,993

Net book value:
December 31, 2023	$75,095	$494,789	$79,740	$31,177	$680,801
September 30, 2024	$45,890	$376,163	$68,725	$24,162	$514,940